Lease Commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Vehicle Leases
Operating Leased Assets [Line Items]
Operating lease, rent expense	$ 41.4	$ 36.8
Facility Leases
Operating Leased Assets [Line Items]
Operating lease, rent expense	$ 15.4	$ 14.8